Vanguard Mega Cap Value Index Fund
Vanguard Mega Cap Growth Index Fund

Supplement to the Prospectus and Summary Prospectus Dated December 23, 2014

Prospectus and Summary Prospectus Text Changes

The following replaces similar text under the heading “Investment Advisor”:

Portfolio Manager

Gerard C. O’Reilly, Principal of Vanguard. He has managed the Fund since August 2015.

Prospectus Text Changes

Under the heading Investment Advisor in the description of managers primarily responsible for the day-to-day management of the Funds, references to Michael D. Eyre are removed, and the following is added:

Gerard C. O’Reilly, Principal of Vanguard. He has been with Vanguard since 1992, has managed investment portfolios since 1994, and has managed the Mega Cap Value Index and Mega Cap Growth Index Funds since August 2015. Education: B.S., Villanova University.

© 2015 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

PS 828 082015

Vanguard Materials Index Fund
Vanguard Utilities Index Fund

Supplement to the Prospectus and Summary Prospectus
Dated December 23, 2014

Prospectus and Summary Prospectus Text Changes for Vanguard Materials Index Fund

The following replaces similar text under the heading “Investment Advisor”:

Portfolio Manager

William Coleman, Portfolio Manager at Vanguard. He has managed the Fund since August 2015.

Prospectus and Summary Prospectus Text Changes for Vanguard Utilities Index Fund

The following replaces similar text under the heading “Investment Advisor”:

Portfolio Manager

Michael A. Johnson, Portfolio Manager at Vanguard. He has managed the Fund since August 2015.

Prospectus Text Changes

Under the heading Investment Advisor in the description of managers primarily responsible for the day-to-day management of the Funds, references to Michael D. Eyre are removed, and the following is added:

William Coleman, Portfolio Manager at Vanguard. He has worked in investment management since joining Vanguard in 2006 and has managed the Materials Index Fund since August 2015. Education: B.S., King’s College; M.S., Saint Joseph’s University.

(over, please)

Within the same section, the following replaces similar text:

Michael A. Johnson, Portfolio Manager at Vanguard. He has been with Vanguard since 1999; has worked in investment management since 2007; has managed investment portfolios, including the Consumer Discretionary Index and Consumer Staples Index Funds, since 2010; and has managed the Utilities Index Fund since August 2015. Education: B.S.B.A., Shippensburg University.

© 2015 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	PS 5483 082015

Vanguard World Fund

Supplement to the Statement of Additional Information Dated December 23, 2014

Statement of Additional Information Text Changes

In the Investment Advisory Services section, references to Michael D. Eyre are removed. The following replaces similar text for Vanguard Materials Index Fund, Vanguard Utilities Index Fund, Vanguard Mega Cap Value Index Fund, and Vanguard Mega Cap Growth Index Fund under the heading “1. Other Accounts Managed” on page B-64:

William Coleman manages Vanguard Materials Index Fund; as of July 31, 2015, the Fund held assets of $1.4 billion.

As of July 31, 2015, Mr. Coleman managed 3 other registered investment companies with total assets of $416.6 million, 1 other pooled investment vehicle with total assets of $5 billion, and 1 other account with total assets of $4.5 billion and co-managed 30 other registered investment companies with total assets of $277 billion (none of which had advisory fees based on account performance).

Michael A. Johnson manages Vanguard Consumer Discretionary Index Fund, Vanguard Consumer Staples Index Fund, and Vanguard Utilities Index Fund; as of July 31, 2015, the Funds collectively held assets of $7.4 billion. As of July 31, 2015, Mr. Johnson managed 4 other registered investment companies with total assets of $4.7 billion, 2 other pooled investment vehicles with total assets of $2.9 billion, and 1 other account with total assets of $2.4 billion (none of which had advisory fees based on account performance).

Gerard C. O’Reilly manages Vanguard Mega Cap Value Index Fund and Vanguard Mega Cap Growth Index Fund; as of July 31, 2015, the Funds collectively held assets of $3.3 billion. As of July 31, 2015, Mr. O’Reilly managed 7 other registered investment companies with total assets of $503 billion and 1 other pooled investment vehicle with total assets of $509.8 million (none of which had advisory fees based on account performance).

Within the same section, the following text is added under the heading “4. Ownership of Securities” on page B-65:

As of July 31, 2015, Mr. Coleman, Mr. Johnson, and Mr. O’Reilly did not own any shares of the Funds they managed.

© 2015 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

SAI 23E 082015